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                                                        RIVERSOURCE [LOGO](SM)
                                                             INVESTMENTS

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        STATEMENT OF ADDITIONAL INFORMATION SUPPLEMENT - OCT. 11, 2006*

   PRODUCT NAME                                             SAI FORM #
   ------------                                             ----------
   RIVERSOURCE(SM) VARIABLE PORTFOLIO FUNDS (4/24/06)       S-6466-20 AA
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Table 3. Nonfundamental Policies, has been revised as follows:

                       TABLE 3. NONFUNDAMENTAL POLICIES

The following are guidelines that may be changed by the Board at any time:

------------------------------------------------------------------------------------------------------------------------------------
                                 A        B           C        D        E          F          G          H          I          J
                              DEPOSIT                       MARGIN,   MONEY    INVESTING                                    INVEST
                                ON     ILLIQUID  INVESTMENT SELLING   MARKET   TO CONTROL  FOREIGN      DEBT      EQUITY     WHILE
          FUND                FUTURES SECURITIES COMPANIES   SHORT  SECURITIES OR MANAGE  SECURITIES SECURITIES SECURITIES BORROWING
------------------------------------------------------------------------------------------------------------------------------------
Balanced                         A1       B1         C1       D2        E1         F1       G1-25%
------------------------------------------------------------------------------------------------------------------------------------
                                                              See
Cash Management                           B2         C1     Table 1                         G1-25%       H9
------------------------------------------------------------------------------------------------------------------------------------
Core Bond                        A1       B1         C2       D4        E1         F1       G1-15%
------------------------------------------------------------------------------------------------------------------------------------
Core Equity                      A1       B1         C1       D4        E1         F1       G1-20%       H10
------------------------------------------------------------------------------------------------------------------------------------
Diversified Bond                 A1       B1         C1       D3        E1         F1
------------------------------------------------------------------------------------------------------------------------------------
Diversified Equity Income        A1       B1         C1       D2        E1         F1       G1-25%       H7
------------------------------------------------------------------------------------------------------------------------------------
Emerging Markets                 A1       B1         C1       D1        E1         F1       G1-100%    H1, H5
------------------------------------------------------------------------------------------------------------------------------------
Fundamental Value                A1       B2         C2       D7        E2         F1                                         J1
------------------------------------------------------------------------------------------------------------------------------------
Global Bond                      A1       B1         C1       D2        E1         F1       G1-100%      H8
------------------------------------------------------------------------------------------------------------------------------------
Global Inflation Protected
 Securities                      A1       B1         C1       D4
------------------------------------------------------------------------------------------------------------------------------------
Growth                           A1       B1         C1       D4        E1         F1       G1-25%       H3
------------------------------------------------------------------------------------------------------------------------------------
High Yield Bond                  A1       B1         C1       D3        E1         F1       G1-25%                  I1
------------------------------------------------------------------------------------------------------------------------------------
Income Opportunities             A1       B1         C1       D4        E1         F1       G1-25%
------------------------------------------------------------------------------------------------------------------------------------
International Opportunity        A1       B1         C3       D1        E1         F1       G2-100%
------------------------------------------------------------------------------------------------------------------------------------
Large Cap Equity                 A1       B1         C1       D4        E1         F1       G1-25%
------------------------------------------------------------------------------------------------------------------------------------
Large Cap Value                  A1       B1         C1       D1        E1         F1       G1-20%       H5
------------------------------------------------------------------------------------------------------------------------------------
Mid Cap Growth                   A1       B1         C1       D1        E1         F1       G1-15%       H4
------------------------------------------------------------------------------------------------------------------------------------
Mid Cap Value                    A1       B1         C1       D2        E1         F1       G1-25%       H6
------------------------------------------------------------------------------------------------------------------------------------
S&P 500 Index                    A1       B1                  D6
------------------------------------------------------------------------------------------------------------------------------------
Select Value                     A1       B1         C2       D1        E1                  G1-20%       H2                   J1
------------------------------------------------------------------------------------------------------------------------------------
Short Duration U.S. Government   A1       B1         C1       D5        E1         F1
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Small Cap Advantage              A1       B1         C1       D1        E1
------------------------------------------------------------------------------------------------------------------------------------
Small Cap Value                  A1       B1         C1       D1        E1                                                    J1
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

The rest of the section remains the same.





S-6466-87 A (10/06)

*Valid until next SAI update